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                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

1.     Name and address of issuer:
                                    First Variable Annuity Fund E
                                    2122 York Road, Suite 300
                                    Oak Brook, IL 60523

2.     Name of each series or class of funds for which this notice is filed:



3.     Investment Company Act File Number: 811-4092

       Securities Act File Number: 333-12197

4(a).  Last day of fiscal year for which this Form is filed: 12/31/98

4(b).  [_]  Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

4(c).  [_]  Check box if this is the last time the issuer will be filling this
            Form.

5.     Calculation of registration fee:

       (i)   Aggregate sale price of securities sold during the
             fiscal year pursuant to section 24(f):                  $39,033,803

       (ii)  Aggregate price of securities redeemed or
             repurchased during the fiscal year:          $37,725,545

       (iii) Aggregate price of securities redeemed or
             repurchased during any prior fiscal year ending
             no earlier than October 11, 1995 that were not
             previously used to reduce registration fees
             payable to the Commission:                   $__________

       (iv)  Total available redemption credits [add Items
             5(ii) and 5(iii):                                     - $37,725,545

       (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
             [subtract Item 5(iv) from Item 5(i)]:                   $ 1,308,258

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       (vi)   Redemption credits available for use in future
              years - if Item 5(i) is less than Item 5(iv)     $(-0-)
              [subtract Item 5(iv) from Item 5(i)]:

       (vii)  Multiplier for determining registration fee
              (See Instruction C.9);                                   X .000278

       (viii) Registration fee due [multiply Item 5(v) by Item
              5(vii)] (enter "0" if no fee is due):                    = $363.70

6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

       ______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by issuer in future fiscal years, then state that number here: ____________.

7. Interest due - if this form is being filed more than 90 days after the end of the issuer's fiscal year (see instructions D):
                                                                        + $  -0-

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                       = $363.70

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 3/29/99
                                        ---------
          Method of Delivery:

                              [X]  Wire Transfer
                              [_]  Mail or other means

Note:  Paid with file number 2-92856

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                                  SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* ____________________________________________

                  Arnold R. Bergman, Vice President, General Counsel & Secretary
                  --------------------------------------------------------------

Date: _____________

 * Please print the name and title of the signing officer below the signature